Leases - Summary of Future Annual Minimum Lease Payments (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2019		$ 937
2020	$ 954	754
2021	760	347
2022	497	199
2023	212	185
2024	190
Thereafter	0	170
Total minimum payments required	2,613	$ 2,592
Less imputed interest	(335)
Total lease liability	$ 2,278